Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Capital assets [Line Items]
Depreciation	$ 23,164	$ 22,885
Balance	67,528	76,238
Office space
Disclosure of Capital assets [Line Items]
Depreciation	8,328	8,921
Balance	31,199	38,216
Gas processing facilities
Disclosure of Capital assets [Line Items]
Depreciation	7,691	7,691
Balance	13,415	20,504
Oil storage facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,429	2,644
Balance	8,970	11,480
Vehicles and equipment
Disclosure of Capital assets [Line Items]
Depreciation	4,716	3,629
Balance	$ 13,944	$ 6,038